Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
January 31, 2023
ADIF-NPRT1-0423
1.813040.118
Common Stocks - 95.8%
	Shares	Value ($) (000s)
Australia - 0.5%
Aristocrat Leisure Ltd.	138,724	3,349
Lynas Rare Earths Ltd. (a)	563,855	3,775
TOTAL AUSTRALIA		7,124
Bailiwick of Jersey - 3.0%
Experian PLC	187,296	6,849
Ferguson PLC	100,439	14,067
Glencore PLC	2,140,408	14,334
WPP PLC	666,447	7,787
TOTAL BAILIWICK OF JERSEY		43,037
Belgium - 0.9%
KBC Group NV	183,704	13,553
Bermuda - 0.6%
Hiscox Ltd.	609,372	8,448
Canada - 6.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	90,644	4,139
Cameco Corp.	27,200	761
Canadian Natural Resources Ltd.	337,956	20,744
Canadian Pacific Railway Ltd.	84,159	6,640
Constellation Software, Inc.	7,639	13,496
Fairfax India Holdings Corp. (a)(b)	207,790	2,745
First Quantum Minerals Ltd.	332,733	7,720
Franco-Nevada Corp.	58,728	8,614
GFL Environmental, Inc. (c)	230,214	7,104
Imperial Oil Ltd.	120,036	6,560
Thomson Reuters Corp.	50,296	5,983
Tourmaline Oil Corp.	185,381	8,640
TOTAL CANADA		93,146
Cayman Islands - 0.9%
Anta Sports Products Ltd.	400,384	6,073
GlobalFoundries, Inc. (a)	12,128	719
Li Ning Co. Ltd.	609,604	6,026
TOTAL CAYMAN ISLANDS		12,818
China - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	15,676	4,299
Curacao - 1.1%
Schlumberger Ltd.	286,141	16,304
Denmark - 2.9%
Carlsberg A/S Series B	25,333	3,596
DSV A/S	95,929	15,786
Novo Nordisk A/S Series B	166,926	23,101
TOTAL DENMARK		42,483
France - 10.1%
Air Liquide SA	20,634	3,285
AXA SA	325,999	10,171
BNP Paribas SA	297,320	20,420
Capgemini SA	67,818	12,821
Edenred SA	54,859	2,981
EssilorLuxottica SA (c)	75,570	13,794
Kering SA	2,371	1,479
Legrand SA	95,533	8,518
LVMH Moet Hennessy Louis Vuitton SE	46,569	40,654
Pernod Ricard SA	80,751	16,671
Sartorius Stedim Biotech	8,009	2,777
Teleperformance	44,939	12,458
TOTAL FRANCE		146,029
Germany - 7.4%
Allianz SE	85,261	20,387
Deutsche Borse AG	66,764	11,947
Deutsche Post AG	279,382	12,029
Hannover Reuck SE	46,626	9,438
Linde PLC	68,885	22,665
Merck KGaA	72,738	15,182
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,288	7,301
Siemens Healthineers AG (b)	81,919	4,393
Symrise AG	39,979	4,250
TOTAL GERMANY		107,592
Greece - 0.1%
Piraeus Financial Holdings SA (a)	706,200	1,450
Hong Kong - 2.7%
AIA Group Ltd.	2,753,568	31,136
Chervon Holdings Ltd.	393,837	1,977
Techtronic Industries Co. Ltd.	531,233	6,849
TOTAL HONG KONG		39,962
India - 3.5%
Axis Bank Ltd.	731,200	7,831
HDFC Bank Ltd. (a)	955,342	18,840
Housing Development Finance Corp. Ltd.	385,987	12,452
Kotak Mahindra Bank Ltd.	101,340	2,156
Reliance Industries Ltd.	322,775	9,331
TOTAL INDIA		50,610
Indonesia - 0.9%
PT Bank Central Asia Tbk	11,243,294	6,381
PT Bank Rakyat Indonesia (Persero) Tbk	21,723,053	6,662
TOTAL INDONESIA		13,043
Ireland - 2.3%
Aon PLC	35,902	11,441
Flutter Entertainment PLC (a)	24,093	3,728
ICON PLC (a)	33,630	7,759
Kingspan Group PLC (Ireland)	103,153	6,594
Ryanair Holdings PLC sponsored ADR (a)	37,504	3,395
TOTAL IRELAND		32,917
Isle of Man - 0.3%
Entain PLC	206,243	3,803
Italy - 0.8%
FinecoBank SpA	534,408	9,557
Reply SpA	11,805	1,526
TOTAL ITALY		11,083
Japan - 16.5%
Asics Corp.	40,475	963
Daikin Industries Ltd.	38,788	6,737
FUJIFILM Holdings Corp.	198,084	10,483
Fujitsu Ltd.	23,809	3,390
Hitachi Ltd.	348,898	18,297
Hoya Corp.	249,461	27,434
Itochu Corp.	442,729	14,310
Keyence Corp.	37,300	17,172
Minebea Mitsumi, Inc.	584,726	10,193
Misumi Group, Inc.	253,663	6,384
Nomura Research Institute Ltd.	181,046	4,346
Olympus Corp.	322,113	6,056
ORIX Corp.	513,916	9,036
Persol Holdings Co. Ltd.	346,021	7,587
Recruit Holdings Co. Ltd.	129,659	4,170
Relo Group, Inc.	255,746	4,334
Seven & i Holdings Co. Ltd.	161,304	7,616
Shin-Etsu Chemical Co. Ltd.	124,302	18,325
SMC Corp.	24,503	12,445
Sony Group Corp.	205,112	18,327
Sumitomo Mitsui Financial Group, Inc.	240,051	10,433
Suzuki Motor Corp.	89,382	3,351
TIS, Inc.	252,571	7,283
Tokyo Electron Ltd.	30,059	10,506
TOTAL JAPAN		239,178
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	221,300	11,010
Luxembourg - 1.1%
B&M European Value Retail SA	1,796,664	9,917
Eurofins Scientific SA	94,670	6,766
TOTAL LUXEMBOURG		16,683
Netherlands - 7.5%
Adyen BV (a)(b)	2,949	4,459
Airbus Group NV	109,818	13,767
Argenx SE (a)	13,336	5,080
ASML Holding NV	68,349	45,171
IMCD NV	74,849	11,803
NXP Semiconductors NV	59,820	11,025
Wolters Kluwer NV	155,749	16,958
TOTAL NETHERLANDS		108,263
Singapore - 0.1%
United Overseas Bank Ltd.	59,200	1,346
Spain - 1.9%
Banco Santander SA (Spain)	1,682,974	5,882
CaixaBank SA	2,084,578	9,249
Cellnex Telecom SA (b)	73,340	2,874
Industria de Diseno Textil SA	315,069	9,837
TOTAL SPAIN		27,842
Sweden - 2.3%
Hexagon AB (B Shares)	782,010	8,965
Indutrade AB	530,737	11,724
Investor AB (B Shares)	635,297	12,293
Kry International AB (a)(d)(e)	332	60
Nibe Industrier AB (B Shares)	85,414	918
TOTAL SWEDEN		33,960
Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	4,810	741
Julius Baer Group Ltd.	30,376	1,938
Nestle SA (Reg. S)	299,151	36,499
Roche Holding AG (participation certificate)	78,763	24,587
Sika AG	41,842	11,889
Sonova Holding AG	11,748	2,924
Zurich Insurance Group Ltd.	11,894	5,882
TOTAL SWITZERLAND		84,460
Taiwan - 1.2%
ECLAT Textile Co. Ltd.	94,000	1,566
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	179,657	16,660
TOTAL TAIWAN		18,226
United Kingdom - 9.7%
AstraZeneca PLC (United Kingdom)	150,806	19,757
BAE Systems PLC	1,421,383	15,047
Beazley PLC	581,628	4,768
Big Yellow Group PLC	248,901	3,710
Compass Group PLC	460,314	10,996
Diageo PLC	345,393	15,103
Games Workshop Group PLC	12,400	1,434
JD Sports Fashion PLC	3,054,078	6,128
Lloyds Banking Group PLC	13,910,967	9,053
Prudential PLC	391,251	6,501
RELX PLC (Euronext N.V.)	747,155	22,142
Rentokil Initial PLC	1,634,670	9,912
S4 Capital PLC (a)	792,237	2,137
Smith & Nephew PLC	390,319	5,390
Standard Chartered PLC (United Kingdom)	454,747	3,808
Starling Bank Ltd. Series D (a)(d)(e)	1,191,700	4,966
TOTAL UNITED KINGDOM		140,852
United States of America - 4.2%
Booking Holdings, Inc. (a)	1,185	2,884
IQVIA Holdings, Inc. (a)	30,852	7,078
Kosmos Energy Ltd. (a)	91,565	724
Marsh & McLennan Companies, Inc.	69,442	12,146
Marvell Technology, Inc.	186,502	8,048
MasterCard, Inc. Class A	23,908	8,860
NICE Ltd. sponsored ADR (a)	46,824	9,713
S&P Global, Inc.	31,007	11,626
TOTAL UNITED STATES OF AMERICA		61,079
TOTAL COMMON STOCKS (Cost $935,840)		1,390,600

Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	10,541	1,451
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (a)(d)(e)	372,910	3,848
Series D (d)(e)	39,419	555
		4,403
TOTAL CONVERTIBLE PREFERRED STOCKS		5,854
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	1,920	346
TOTAL PREFERRED STOCKS (Cost $8,229)		6,200

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (f)	42,410,397	42,419
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	5,959,377	5,960
TOTAL MONEY MARKET FUNDS (Cost $48,379)		48,379

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $992,448)	1,445,179
NET OTHER ASSETS (LIABILITIES) - 0.4%	5,968
NET ASSETS - 100.0%	1,451,147

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,471,000 or 1.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,226,000 or 0.8% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739

Kry International AB	5/14/21	144

Kry International AB Series E	5/14/21	878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274

Wasabi Holdings, Inc. Series C	3/31/21	4,052

Wasabi Holdings, Inc. Series D	9/09/22	560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	65,850	36,862	60,293	445	-	-	42,419	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	30,934	36,985	61,959	13	-	-	5,960	0.0%
Total	96,784	73,847	122,252	458	-	-	48,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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